SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

On January 2, 2014 the Company executed an amendment to their securities redemption option agreement with Vicis Capital Master Fund that provides an option to purchase all of the outstanding shares and derivative securities held by Vicis for a total of $6,000,000. The term of the option is through March 31, 2014. The original agreement payment was for $9,000,000 and term was through December 30, 2013.

On March 17, 2014, the Company entered into a securities purchase agreement, pursuant to which the Company sold an aggregate of 8,333,333 shares of the Company’s common stock for $1.20 per share, or gross proceeds of $10,000,000.